Shareholder Report, Holdings (Details)	May 31, 2025
C000006368 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006368 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000006368 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006368 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006368 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006368 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006368 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006368 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006368 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006368 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000006368 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006368 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000006368 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006368 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006368 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006368 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006368 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006370 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006370 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000006370 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006370 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006370 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006370 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006370 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006370 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006370 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006370 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006370 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000006370 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006370 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006370 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000006370 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006370 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006370 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006370 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006370 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006371 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006371 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000006371 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006371 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006371 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006371 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006371 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006371 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006371 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006371 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006371 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000006371 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006371 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000006371 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006371 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006371 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006371 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006371 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006372 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000006372 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000006372 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000006372 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000006372 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000006372 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000006372 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006372 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006372 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000006372 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000006372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000006372 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000006372 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000006372 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000006372 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000006372 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000006372 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000006372 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006372 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000006372 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000240402 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000240402 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000240402 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000240402 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000240402 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000240402 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000240402 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000240402 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000240402 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000240402 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000240402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000240402 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.45%
C000240402 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%
C000240402 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000240402 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.97%
C000240402 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000240402 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000240402 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000240402 [Member] | Limited Liability Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000240402 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000006373 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006373 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006373 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006373 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006373 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006373 [Member] | Casella Waste Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006373 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006373 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006373 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006373 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000006373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000006373 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000006373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000006373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006373 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000006373 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006373 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000006373 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006374 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006374 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006374 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006374 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006374 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006374 [Member] | Casella Waste Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006374 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006374 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006374 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006374 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000006374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000006374 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000006374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000006374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006374 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000006374 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006374 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000006374 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006375 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006375 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006375 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006375 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006375 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006375 [Member] | Casella Waste Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006375 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006375 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006375 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006375 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000006375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000006375 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000006375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000006375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006375 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000006375 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006375 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000006375 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006376 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000006376 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006376 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000006376 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006376 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006376 [Member] | Casella Waste Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000006376 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006376 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000006376 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006376 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000006376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000006376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000006376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000006376 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000006376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000006376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000006376 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000006376 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000006376 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000006376 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000171461 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000171461 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000171461 [Member] | Q2 Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000171461 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000171461 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000171461 [Member] | Casella Waste Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000171461 [Member] | SouthState [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000171461 [Member] | Applied Industrial Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000171461 [Member] | Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000171461 [Member] | Insmed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000171461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000171461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000171461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000171461 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000171461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000171461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000171461 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171461 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000171461 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.68%
C000171461 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
C000006377 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006377 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006377 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006377 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006377 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006377 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006377 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006377 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006377 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006377 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
C000006377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%	[1]
C000006377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[1]
C000006377 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[1]
C000006377 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
C000006377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[1]
C000006377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
C000006377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%	[1]
C000006377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[1]
C000006377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[1]
C000006377 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[1]
C000006379 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006379 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006379 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006379 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006379 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006379 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006379 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006379 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006379 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006379 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[2]
C000006379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%	[2]
C000006379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[2]
C000006379 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[2]
C000006379 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[2]
C000006379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[2]
C000006379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[2]
C000006379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%	[2]
C000006379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[2]
C000006379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[2]
C000006379 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[2]
C000006380 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006380 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006380 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006380 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006380 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006380 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006380 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006380 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006380 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006380 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[3]
C000006380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%	[3]
C000006380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[3]
C000006380 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[3]
C000006380 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[3]
C000006380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[3]
C000006380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[3]
C000006380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%	[3]
C000006380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[3]
C000006380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[3]
C000006380 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[3]
C000006381 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000006381 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000006381 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006381 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000006381 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006381 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000006381 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000006381 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000006381 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000006381 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000006381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[4]
C000006381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%	[4]
C000006381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[4]
C000006381 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[4]
C000006381 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[4]
C000006381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[4]
C000006381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[4]
C000006381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%	[4]
C000006381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[4]
C000006381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000006381 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[4]
C000171462 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000171462 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000171462 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000171462 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000171462 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000171462 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000171462 [Member] | ITT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000171462 [Member] | Synovus Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000171462 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000171462 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000171462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[5]
C000171462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.57%	[5]
C000171462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[5]
C000171462 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.83%	[5]
C000171462 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[5]
C000171462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%	[5]
C000171462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[5]
C000171462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.14%	[5]
C000171462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%	[5]
C000171462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[5]
C000171462 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.95%	[5]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.